                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05757


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Executive Vice President, Chief Financial Officer and Treasurer
(978) 684-3600


Signature, Place and Date of Signing:


/s/ Andrew J. Hajducky, III
---------------------------
Andover, Massachusetts
May 11, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)



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                              Form 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.


Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total:   21
                                        ------

Form 13F Information Table Value Total: $292,307 (thousands)
                                        --------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.       CMG@Ventures, Inc.                 File No. 028-05751

2.       CMG@Ventures Capital Corp.         File No. 028-05755

3.       CMG@Ventures Securities Corp.      File No. 028-05763









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                           FORM 13F INFORMATION TABLE
                          REPORTING MANAGER: CMGI, Inc.



                                                      ITEM 4:    ITEM 5:
                                                       FAIR      SHARES                                              ITEM 8:
                             ITEM 2:      ITEM 3:     MARKET       OR                 ITEM 6:                    VOTING AUTHORITY
         ITEM 1:            TITLE OF      CUSIP       VALUE     PRINCIPAL     SH/   INVESTMENT   ITEM 7:      (A)      (B)      (C)
      NAME OF ISSUER         CLASS        NUMBER      (000)      AMOUNT       PRN   DISCRETION  MANAGERS      SOLE    SHARED    NONE


CMGI, Inc.                     COM      125750109       665      261,642      SH      DEFINED               261,642
divine, inc.                   COM      255404105     7,694    4,749,287      SH       SOLE               4,749,287
Engage, Inc.                   COM      292827102   109,166  151,873,081      SH       SOLE             151,873,081
GLOBALMEDIA.COM                COM      37935A109        57    1,822,127      SH       SOLE               1,822,127
Juno Online Services,          COM      482048105       655      581,862      SH      DEFINED               581,862
  Inc.
marchFIRST, Inc.               COM      966834103         1        3,045      SH      DEFINED       1         3,045
Marketing Services             COM      570907105     3,605    2,136,061      SH       SOLE               2,136,061
  Group, Inc.
NaviSite, Inc.                 COM      63935M109    60,174   40,115,979      SH       SOLE              40,115,979
Netcentives, Inc.              COM      64108P101     1,694    1,694,492      SH       SOLE               1,694,492
PRIMEDIA Inc.                  COM      74157K101    50,400    8,000,000      SH       SOLE               8,000,000
Stancorp Financial             COM      852891100         7          159      SH      DEFINED                   159
  Group, Inc.
Techlabs, Inc. (1)             COM      87833L103     1,140      960,307      SH      DEFINED               960,307
Terra Networks, S.A.           COM                   28,761    3,119,767      SH      DEFINED       1     3,119,767
Ventro Corporation             COM      163595101       764    1,018,350      SH      DEFINED       2     1,018,350
Vicinity Corporation           COM      925653107     8,176    4,590,058      SH      DEFINED       2     4,590,058
Vicinity Corporation           COM      925653107       458      257,205      SH      DEFINED       1       257,205
Vicinity Corporation           COM      925653107        83       46,364      SH      DEFINED       1        46,364
Yahoo! Inc.                    COM      984332106        27        1,702      SH      DEFINED       2         1,702
Yahoo! Inc.                    COM      984332106     9,620      610,773      SH      DEFINED       1       610,773
Yahoo! Inc.                    COM      984332106     9,159      581,499      SH      DEFINED       3       581,499
Yahoo! Inc.                    COM      984332106         1           17      SH       SOLE                      17

1. yesmail.com, inc. currently holds 12,500 shares of Techlabs, Inc. Pursuant to the Agreement for the Purchase and Sale of Assets, dated December 7, 1999, an additional 947,807 shares are issuable to yesmail.com, but are not yet issued. The issuance of these shares is currently in dispute.